Stock Options	9 Months Ended
Sep. 30, 2011
Stock Options
6. Stock Options

On July 21, 2008 the Company adopted the Employee Share Option Plan 2008 (the “2008 Employee Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may grant options to any employee, or any director holding a salaried office or employment with the Company or a Subsidiary for the purchase of ordinary shares. On the same date, the Company also adopted the Consultants Share Option Plan 2008 (the “2008 Consultants Plan”), pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may grant options to any consultant, adviser or non-executive director retained by the Company or any Subsidiary for the purchase of ordinary shares.

Each option granted under the 2008 Employee Plan or the 2008 Consultants Plan (together the “2008 Option Plans”) will be an employee stock option, or NSO, as described in Section 422 or 423 of the Internal Revenue Code. Each grant of an option under the 2008 Options Plans will be evidenced by a Stock Option Agreement between the optionee and the Company. The exercise price will be specified in each stock option agreement, however option prices will not be less than 100% of the fair market value of an ordinary share on the date the option is granted.

An aggregate of 6.0 million ordinary shares have been reserved under the 2008 Employee Plan as reduced by any shares issued or to be issued pursuant to options granted under the 2008 Consultants Plan, under which a limit of 400,000 shares applies.  Further, the maximum number of ordinary shares with respect to which options may be granted under the 2008 Employee Option Plan, during any calendar year to any employee shall be 400,000 ordinary shares.  There is no individual limit under the 2008 Consultants Plan.   No options may be granted under the 2008 Option Plans after July 21, 2018.

On July 21, 2008 the Company adopted the 2008 Employees Restricted Share Unit Plan (the “2008 RSU Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may select any employee, or any director holding a salaried office or employment with the Company or a Subsidiary to receive an award under the plan.  An aggregate of 1.0 million ordinary shares have been reserved for issuance under the 2008 RSU Plan.

On January 17, 2003 the Company adopted the Share Option Plan 2003 (the “2003 Share Option Plan”) pursuant to which the Compensation and Organization Committee of the Board may grant options to officers and other employees of the Company or its subsidiaries for the purchase of ordinary shares.  Each grant of an option under the 2003 Share Option Plan will be evidenced by a stock option agreement between the employee and the Company. The exercise price will be specified in each Stock Option Agreement.

An aggregate of 6.0 million ordinary shares have been reserved under the 2003 Share Option Plan; and, in no event will the number of ordinary shares that may be issued pursuant to options awarded under the 2003 Share Option Plan exceed 10% of the outstanding shares, as defined in the 2003 Share Option Plan, at the time of the grant, unless the Board expressly determines otherwise. Further, the maximum number of ordinary shares with respect to which options may be granted under the 2003 Share Option Plan during any calendar year to any employee shall be 400,000 ordinary shares.  No options can be granted after January 17, 2013.

Share option awards are granted with an exercise price equal to the market price of the Company’s shares at date of grant.  Share options typically vest over a period of five years from date of grant and expire eight years from date of grant.  The maximum contractual term of options outstanding at September 30, 2011 is eight years.

Stock Options

The following table summarizes option activity during the nine months ended September 30, 2011:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2010	4,798,677	$21.71	$8.47

Granted	809,449	$20.29	$8.53
Exercised	(246,040)	$12.23	$5.29
Forfeited	(379,523)	$25.70	$9.83

Outstanding at September 30, 2011	4,982,563	$21.64	$8.54	4.67

Exercisable at September 30, 2011	2,553,258	$19.64	$7.83	3.31

The Company has granted options with fair values ranging from $3.68 to $13.93 per option or a weighted average fair value of $7.15 per option.  The Company issues new ordinary shares for all options exercised. The total amount of fully vested share options which remained outstanding at September 30, 2011 was 2,553,258.  Fully vested share options at September 30, 2011 have an average remaining contractual term of 3.6 years, an average exercise price of $19.64 and a total intrinsic value of $7.7 million. The total intrinsic value of options exercised during the nine months ended September 30, 2011 was $1.5 million (September 30, 2010: $11.4 million).

The following table summarizes the movement in non-vested share options during the nine months ended September 30, 2011:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2010	2,673,674	$24.76	$9.48

Granted	809,449	$20.29	$8.53
Vested	(807,537)	$23.16	$9.05
Forfeited	(246,281)	$25.25	$9.72

Non vested outstanding at September 30, 2011	2,429,305	$23.75	$9.28

Stock Option Fair Values and Assumptions

The weighted average fair value of options granted during the period ended September 30, 2011 and September 30, 2010 was calculated using the Black-Scholes option pricing model.  The weighted average fair values and assumptions used were as follows:

	Nine Months Ended
	September 30,	September 30,
	2011	2010

Weighted average fair value	$8.53	$9.15
Assumptions:
Expected volatility	45%	45%
Dividend yield	0%	0%
Risk-free interest rate	1.5% - 2.3%	1.7%
Expected life	5 years	4.05 years

Expected volatility is based on the historical volatility of our common stock over a period equal to the expected term of the options; the expected life represents the weighted average period of time that options granted are expected to be outstanding given consideration to vesting schedules, and our historical experience of past vesting and termination patterns. The risk-free rate is based on the U.S. government zero-coupon bonds yield curve in effect at time of the grant for periods corresponding with the expected life of the option.

Restricted Share Units

The Company has awarded restricted Share Units (“RSU’s”) to certain key executives of the Group.  Details of RSU’s granted during the nine months ended September 30, 2011 were as follows:

RSU’s Awarded	Date of Award	Vesting Date	Market Price on Date of Award

100,000	February 10, 2011	February 10, 2016	$22.11

120,000	March 3, 2011	March 3, 2014	$20.28

10,000	June 7, 2011	June 7, 2014	$24.60

The Company also awarded RSU’s in prior periods.  On August 7, 2008 the Company awarded 6,280 RSU’s to certain key employees of the Group.  These RSU’s vested over periods ranging from February 26, 2009 to February 26, 2011.  The market value of the Company’s ordinary shares on date of award was $41.95.  On August 16, 2010 the Company issued 2,512 ordinary shares relating to certain of these RSU awards.  On May 20, 2011 the Company issued a further 3,768 ordinary shares relating to the remaining RSU awards.

The following table summarizes the movement in non-vested RSU’s during the nine months ended September 30, 2011:

	Number of Units	Weighted Average Fair Value

Non vested outstanding at December 31, 2010	1,256	$41.95

Granted	230,000	$21.26
Vested	(1,256)	$41.95
	-	-
Non vested outstanding at September 30, 2011	230,000	$21.26

The fair value of stock awards vested for the nine months ended September 30, 2011 totaled $0.1 million (2010: $0.1 million).

Non-cash stock compensation expense

Non-cash stock compensation expense for the nine months ended September 30, 2011 has been allocated to direct costs and selling, general and administrative expenses as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
	(In thousands)		(In thousands)
Direct costs	$1,222	$1,018	$3,502	$3,025
Selling, general and administrative expense	$996	$829	$2,853	$2,524

	$2,218	$1,847	$6,355	$5,549

Total non-cash stock compensation expense not yet recognized at September 30, 2011 amounted to $15.5 million.  The weighted average period over which this is expected to be recognized is 3.0 years.  Total tax benefit recognized in additional paid in capital related to the non-cash compensation expense amounted to $0.5 million for the nine months ended September 30, 2011 (2010: $2.2 million).